Shareholder Report, Holdings (Details) - Cultivar ETF	Jan. 31, 2025
US Treasury 05/15/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
Newmont Goldcorp Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.33%
US Treasury 02/27/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Proto Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Healthcare Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Southwest Airlines Co.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Northwest Natural Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Qorvo, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	2.18%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	4.99%
CONSMER STAPLES
Holdings [Line Items]
Percent of Net Asset Value	9.58%
ENERGY
Holdings [Line Items]
Percent of Net Asset Value	4.44%
FINANCIALS
Holdings [Line Items]
Percent of Net Asset Value	7.83%
HEALTH CARE
Holdings [Line Items]
Percent of Net Asset Value	16.87%
INDUSTRIALS
Holdings [Line Items]
Percent of Net Asset Value	12.31%
INFORMATION TECHNOLOGY
Holdings [Line Items]
Percent of Net Asset Value	8.36%
MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	10.47%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	4.44%